BASIS OF PRESENTATION	12 Months Ended
Feb. 02, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION

References in these Notes to the Consolidated Financial Statements to the “Company” or “Dell Technologies” mean Dell Technologies Inc. individually and together with its consolidated subsidiaries.

Revision of Previously Filed Consolidated Financial Statements — During the three months ended May 4, 2018, Dell Technologies adopted the accounting standard for revenue recognition set forth in ASC 606, “Revenue From Contracts With Customers.”  These Consolidated Financial Statements present previously reported financial information of Dell Technologies Inc. revised to be on a basis consistent with the new revenue standard. See Note 2 of the Notes to the Consolidated Financial Statements for additional information regarding the impact of adoption of the new revenue standard.

In addition to the updates related to the new revenue standard, the Company has recast the Consolidated Statements of Cash Flows in accordance with the new accounting standards as set forth in ASC 230, "Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments" and "Statement of Cash Flows — Restricted Cash," which the Company adopted during the three months ended May 4, 2018. See Note 2 of the Notes to the Consolidated Financial Statements for additional information regarding the impact of adoption of the new standards related to the cash flow statement.

Segment information contained in these financial statements also has been recast to conform with certain segment reporting changes the Company made during the three months ended May 4, 2018. See Note 22 of the Notes to the Consolidated Financial Statements for additional information.

EMC Merger Transaction — On September 7, 2016, the Dell Technologies Inc. completed its acquisition by merger of EMC Corporation, referred to as the EMC merger transaction. The consolidated results of EMC are included in Dell Technologies' consolidated results presented in these financial statements. See Note 3 of the Notes to the Consolidated Financial Statements for additional information on the EMC merger transaction.

Divestitures — On November 2, 2016, Dell Inc. ("Dell"), a wholly-owned subsidiary of Dell Technologies Inc., completed substantially all of the divestiture of Dell Services. On October 31, 2016, Dell completed the divestiture of Dell Software Group ("DSG"). On January 23, 2017, EMC, a subsidiary of the Company, completed the divestiture of the Dell EMC Enterprise Content Division ("ECD"). In accordance with applicable accounting guidance, the results of Dell Services, DSG, and ECD are presented as discontinued operations in the Consolidated Statements of Income (Loss) and, as such, have been excluded from both continuing operations and segment results for the relevant periods. See Note 4 of the Notes to the Consolidated Financial Statements for additional information.

Going-Private Transaction - On October 29, 2013, Dell Technologies acquired Dell in a transaction referred to as the going-private transaction.

Basis of Presentation — These Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

As a result of the EMC merger transaction, the Company's results of operations, comprehensive income (loss), and cash flows for the fiscal periods reflected in these Consolidated Financial Statements are not directly comparable as the results of the acquired businesses are only included in the consolidated results from September 7, 2016.

Unless the context indicates otherwise, references in these Notes to the Consolidated Financial Statements to "VMware" mean the VMware reportable segment, which reflects the operations of VMware, Inc. (NYSE: VMW) within Dell Technologies. For information on the differences between VMware reportable segment results and VMware, Inc. results, see Exhibit 99.2 to the Current Report on Form 8-K filed by the Company with the SEC on August 6, 2018.